Taxation - Loss before income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Tax Credit Carryforward
Total loss before income tax expense	¥ 95,155	$ 13,435	¥ 194,035	¥ 101,948
PRC
Tax Credit Carryforward
Total loss before income tax expense	45,305		175,801	73,988
Others
Tax Credit Carryforward
Total loss before income tax expense	¥ 49,850		¥ 18,234	¥ 27,960